Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable shares in Thousands	12 Months Ended
Dec. 31, 2022 $ / shares shares
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Outstanding | shares	12,367
Exercisable | shares	8,717
CAD $0.01 to $1.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life	2 years 9 months 10 days
Outstanding | shares	300
Exercisable | shares	100
CAD $1.01 to $2.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life	1 year 9 months 29 days
Outstanding | shares	6,900
Exercisable | shares	3,450
CAD $3.01 to $4.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average remaining contractual life	1 year 3 months 21 days
Outstanding | shares	5,167
Exercisable | shares	5,167
Bottom of range [member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	$ 2.4
Bottom of range [member] | CAD $0.01 to $1.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	0.71
Bottom of range [member] | CAD $1.01 to $2.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	1.47
Bottom of range [member] | CAD $3.01 to $4.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	3.74
Top of range [member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	2.84
Top of range [member] | CAD $0.01 to $1.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	0.71
Top of range [member] | CAD $1.01 to $2.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	1.55
Top of range [member] | CAD $3.01 to $4.00 [Member]
Share Capital (Details) - Schedule of Stock Options Outstanding and Exercisable [Line Items]
Weighted average exercise price | $ / shares	$ 3.74